CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (12,453)	$ (5,538)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	41	134
Depreciation and amortization	959	759
Amortization of operating lease right of use asset	77	65
Amortization of debt discount	909	227
(Gain) / loss on extinguishment of debt	826	(42)
Stock-based compensation	122	0
Stock issued as payment for fees and services	712	0
Stock issued to Directors	70	0
Expense for modification of warrants	189	0
Change in operating assets and liabilities:
Accounts receivable	(378)	(272)
Inventory	(226)	(46)
Prepaid expenses and other current assets	(29)	89
Other assets	(12)	40
Accounts payable and accrued expenses	85	571
Operating lease liabilities	(77)	(65)
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	(9,185)	(4,078)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and leasehold improvements	(1,983)	(151)
Purchase of intangible assets	(50)	0
NET CASH PROVIDED BY / (USED IN) INVESTING ACTIVITIES	(2,033)	(151)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt	1,565	4,379
Payments of debt principal	(3,299)	(124)
Payment of debt issuance costs	(180)	0
Proceeds from common stock issuance	14,650	0
Proceeds from issuance of warrants	4	0
Payment of costs related to initial public offering	(1,443)	0
NET CASH PROVIDED BY / (USED IN) FINANCING ACTIVITIES	11,297	4,255
NET CHANGE IN CASH	79	26
Cash at beginning of period	31	5
CASH AT END OF PERIOD	110	31
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITIES:
Cash paid for interest	104	7
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt and interest converted into common stock	1,878	0
Debt and interest converted into Preferred Series A stock	961	0
Interest added to mortgage principal	14	0
Stock issued for debt extinguishment	258	0
Fixed assets acquired with debt	1,294	103
Warrants issued with debt	$ 101	$ 506